                             LIQUID ASSET PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

                                                                    NBAMTSA40698

PORTFOLIO MANAGER'S COMMENTARY
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   AMT LIQUID ASSET PORTFOLIO IS AN SEC REGISTERED MONEY MARKET FUND INVESTING EXCLUSIVELY IN THE HIGHEST CREDIT QUALITY SHORT-TERM DEBT SECURITIES.
   Short-term interest rates were relatively stable throughout the first half of 1998. Consequently, the portfolio's weighted average maturity remained in a tight range around our 55-day target. With the strong U.S. economy, corporations continued to issue a healthy supply of commercial paper to finance short-term operations. To move the inventory, this paper has been priced very attractively relative to Treasuries. Namely, yields on the highest credit quality 90-day commercial paper have consistently been higher than the yield on two-year Treasuries. This has allowed us to generate attractive returns with minimal interest rate risk (the shorter a portfolio's weighted average maturity or duration, the lower the interest rate risk). With today's extremely flat yield curve, cash reserve type investments, such as AMT Liquid Asset Portfolio, offer historically high yields relative to fixed-income portfolios with longer durations.

Sincerely,

        [SIG]

            [SIG]
Theodore Giuliano and Josephine Mahaney
PORTFOLIO CO-MANAGERS

An investment in a money market fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

Past performance is no guarantee of future results.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                       June 30,
                                                         1998
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  14,739,957
      Receivable for Trust shares sold                     15,237
      Receivable from administrator -- net (Note
       B)                                                   3,011
                                                    --------------
                                                       14,758,205
                                                    --------------
LIABILITIES
      Dividends payable                                    54,957
      Accrued expenses                                     19,209
      Payable for Trust shares redeemed                     3,146
                                                    --------------
                                                           77,312
                                                    --------------
NET ASSETS at value                                 $  14,680,893
                                                    --------------

NET ASSETS consist of:
      Par value                                     $      14,682
      Paid-in capital in excess of par value           14,667,744
      Accumulated net realized losses on
       investment                                          (1,533)
                                                    --------------
NET ASSETS at value                                 $  14,680,893
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                     14,682,426
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1998
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $   392,960
                                                    ------------
    Expenses:
      Administration fee (Note B)                        27,943
      Shareholder reports                                12,175
      Custodian fees                                      5,000
      Legal fees                                            395
      Trustees' fees and expenses                           260
      Auditing fees                                          58
      Miscellaneous                                         680
      Expenses from Series (Notes A & B)                 39,678
                                                    ------------
        Total expenses                                   86,189
      Expenses reimbursed by administrator and
       reduced by custodian fee expense offset
       arrangement (Note B)                             (15,651)
                                                    ------------
        Total net expenses                               70,538
                                                    ------------
        Net investment income                           322,422
                                                    ------------
REALIZED LOSS ON INVESTMENTS FROM SERIES (NOTE A)
    Net realized loss on investment securities              (18)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   322,404
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1998        December 31,
                                           (UNAUDITED)        1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    322,422    $    650,441
    Net realized loss on investments
     from Series (Note A)                          (18)           (503)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                           322,404         649,938
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (322,422)       (650,441)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                4,186,316      14,043,637
    Proceeds from reinvestment of
     dividends                                 322,793         646,379
    Payments for shares redeemed            (3,268,639)    (14,713,286)
                                          -----------------------------
    Net increase (decrease) from Trust
     share transactions                      1,240,470         (23,270)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS        1,240,452         (23,773)
NET ASSETS:
    Beginning of period                     13,440,441      13,464,214
                                          -----------------------------
    End of period                         $ 14,680,893    $ 13,440,441
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                     4,186,316      14,043,637
    Issued on reinvestment of dividends        322,793         646,379
    Redeemed                                (3,268,639)    (14,713,286)
                                          -----------------------------
    Net increase (decrease) in shares
     outstanding                             1,240,470         (23,270)
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Liquid Asset Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust-SM- (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
       The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Liquid Asset Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
       It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Funds are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid and reinvested monthly. Distributions from net realized capital gains, if any, are normally distributed in February. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($1,012 and $496, expiring in 2002 and 2005, respectively, determined as of December 31, 1997), it is the policy of the Fund not to distribute such gains.
       The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences

Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
6) OTHER: All net investment income and realized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management
Incorporated-Registered Trademark- ("N&B Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays N&B Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   N&B Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (including the fees payable to N&B Management but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1998, such excess expenses amounted to $15,610.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/ or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $41.

NOTE C -- INVESTMENT TRANSACTIONS:
   During  the six months ended  June 30, 1998, additions  and reductions in the
Fund's  investment  in  its  Series  amounted  to  $3,553,468  and   $3,039,561,
respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.

                                                        Six
                                                      Months
                                                       Ended
                                                       June
                                                        30,
                                                       1998                         Year Ended December 31,
                                                      (UNAUDITED)(1) 1997(1)  1996(1)      1995(1)        1994         1993
                                                      -----------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $.9999      $.9999      $ 1.0000     $  .9997     $ 1.0009     $ 1.0002
                                                      -----------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                              .0229       .0461         .0443        .0493        .0328        .0233
    Net Gains or Losses on Securities                     --          --        (.0001)(2)    .0003           --        .0014
                                                      -----------------------------------------------------------------------
      Total From Investment Operations                 .0229       .0461         .0442        .0496        .0328        .0247
                                                      -----------------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)            (.0229)     (.0461)       (.0443)      (.0493)      (.0328)      (.0233)
    Distributions (from net capital gains)                --          --            --           --       (.0012)      (.0007)
                                                      -----------------------------------------------------------------------
      Total Distributions                             (.0229)     (.0461)       (.0443)      (.0493)      (.0340)      (.0240)
                                                      -----------------------------------------------------------------------
Net Asset Value, End of Period                        $.9999      $.9999      $  .9999     $ 1.0000     $  .9997     $ 1.0009
                                                      -----------------------------------------------------------------------
Total Return(3)                                        +2.31%(4)   +4.71%        +4.52%       +5.04%       +3.46%       +2.43%
                                                      -----------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)           $ 14.7      $ 13.4      $   13.5     $   31.9     $    5.3     $    6.8
                                                      -----------------------------------------------------------------------
    Ratio of Gross Expenses to Average Net
     Assets(5)                                          1.01%(6)    1.01%         1.01%        1.02%          --           --
                                                      -----------------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(7)      1.01%(6)    1.00%         1.00%        1.01%        1.02%         .88%
                                                      -----------------------------------------------------------------------
    Ratio of Net Investment Income to Average Net
     Assets(7)                                          4.62%(6)    4.61%         4.44%        4.90%        3.28%        2.34%
                                                      -----------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Fund shares.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) Not annualized.
5) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6) Annualized.
7) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:

                                                  Six
                                                 Months
                                                 Ended
                                                  June
                                                  30,               Year Ended December 31,
                                                  1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------------------
Net Expenses                                     1.23%       1.12%      1.21%      1.25%      1.03%
                                                 --------------------------------------------------
Net Investment Income                            4.40%       4.49%      4.23%      4.66%      3.27%
                                                 --------------------------------------------------

   There was no reduction of expenses for the year ended December 31, 1993.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

Principal                                          Rating
 Amount                                      Moody's       S&P      Value(1)
---------                                  -----------  ---------  -----------
           U.S. GOVERNMENT AGENCY
           SECURITIES (8.1%)
$ 305,000  Freddie Mac, Discount Notes,
           5.33%, due 12/2/98                  AGY         AGY     $   298,046
  921,000  Fannie Mae, Discount Notes,
           5.36% & 5.41%, due 10/9/98 &
           12/22/98                            AGY         AGY         902,579
                                                                   -----------
           TOTAL U.S. GOVERNMENT AGENCY
           SECURITIES                                                1,200,625
                                                                   -----------
           ASSET-BACKED COMMERCIAL PAPER
           (3.4%)
  250,000  Ciesco, L.P., 5.52%, due
           7/17/98                             P-1        A-1+         249,387
  250,000  Enterprise Funding Corp.,
           5.52%, due 9/4/98                   P-1        A-1+         247,508
                                                                   -----------
           TOTAL ASSET-BACKED COMMERCIAL
           PAPER                                                       496,895
                                                                   -----------
           CORPORATE COMMERCIAL PAPER
           (81.5%)
  250,000  Colgate-Palmolive Co., 5.49%,
           due 7/1/98                          P-1         A-1         250,000
  270,000  Unilever Capital Corp., 6.12%,
           due 7/1/98                          P-1        A-1+         270,000
  700,000  Illinois Tool Works, Inc.,
           5.57%, due 7/7/98                   P-1        A-1+         699,350
  200,000  American Express Credit Corp.,
           5.45%, due 7/8/98                   P-1         A-1         199,788
  700,000  Campbell Soup Co., 5.47%, due
           7/8/98                              P-1        A-1+         699,256
  200,000  Canadian Wheat Board, 5.46%,
           due 7/8/98                          P-1        A-1+         199,788
  300,000  MetLife Funding, Inc., 5.50%,
           due 7/8/98                          P-1        A-1+         299,679
  500,000  Novartis Finance Corp., 5.48%,
           due 7/8/98                          P-1        A-1+         499,467
  540,000  Times Mirror Co., 5.55%, due
           7/9/98                              P-1         A-1         539,334
  300,000  Kellogg Co., 5.51%, due
           7/13/98                             P-1        A-1+         299,449
  385,000  Province of British Columbia,
           Canada, 5.33% & 5.35%, due
           7/13/98                             P-1        A-1+         384,314
  500,000  Swedish Export Credit Corp.,
           5.46%, due 7/13/98                  P-1        A-1+         499,090
  235,000  USAA Capital Corp., 5.40% &
           5.90%, due 7/2/98 & 7/14/98         P-1        A-1+         234,783
  400,000  Pitney Bowes Credit Corp.,
           5.46%, due 7/15/98                  P-1        A-1+         399,151
  440,000  Ford Motor Credit Co., 5.36%,
           due 7/20/98                         P-1         A-1         438,755
  700,000  Daimler-Benz North America
           Corp., 5.47%, due 7/21/98           P-1         A-1         697,873
  630,000  Eksportfinans ASA, 5.45% &
           5.47%, due 7/6/98 & 7/22/98         P-1        A-1+         628,965
  500,000  Ameritech Corp., 5.47%, due
           7/24/98                             P-1        A-1+         498,253
  300,000  Lubrizol Corp., 5.52%, due
           7/24/98                             P-1        A-1+         298,942
  200,000  National Australia Funding
           Delaware Inc., 5.50%, due
           8/10/98                             P-1        A-1+         198,778
  500,000  Procter & Gamble Co., 5.48%,
           due 8/14/98                         P-1        A-1+         496,651
  200,000  General Re Corp., 5.50%, due
           8/27/98                             P-1        A-1+         198,258
  331,000  Den Danske Corp., 5.48%, due
           9/28/98                             P-1         A-1         326,516
  300,000  Walt Disney Co., 5.40%, due
           10/5/98                             P-1         A-1         295,680
  400,000  Merrill Lynch & Co., Inc.,
           5.46% & 5.50%, due 7/31/98 &
           10/13/98                            P-1        A-1+         395,929
  700,000  Goldman Sachs Group, L.P.,
           5.45%-5.56%, due
           7/10/98-11/10/98                    P-1        A-1+         695,113

Advisers Managers Trust                                June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

          AMT Liquid Asset Investments

Principal                                          Rating
 Amount                                      Moody's       S&P      Value(1)
---------                                  -----------  ---------  -----------
$ 700,000  IBM Credit Corp., 5.40%, due
           11/23/98                            P-1         A-1     $   684,775
  300,000  Prudential Funding Corp.,
           5.49%, due 11/23/98                 P-1         A-1         293,366
  400,000  Kingdom of Sweden, 5.43%, due
           12/9/98                             P-1        A-1+         390,286
                                                                   -----------
           TOTAL CORPORATE COMMERCIAL
           PAPER                                                    12,011,589
                                                                   -----------
           CERTIFICATES OF DEPOSIT (3.4%)
  500,000  Chase Manhattan Bank, Domestic
           C.D., 5.745%, due 5/10/99           P-1         A-1         499,774
                                                                   -----------
           CORPORATE DEBT SECURITIES
           (3.4%)
  500,000  Morgan Guaranty Trust Co.,
           Bank Notes, 5.93%, due 8/31/98      P-1        A-1+         500,078
                                                                   -----------
           TOTAL INVESTMENTS (99.8%)                                14,708,961
           Cash, receivables and other
           assets, less liabilities
           (0.2%)                                                       30,997
                                                                   -----------
           TOTAL NET ASSETS (100.0%)                               $14,739,958
                                                                   -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments
1) Investment securities of the Series are valued at amortized cost, which approximates Federal income tax cost.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                       June 30,
                                                         1998
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at value* (Note
       A) -- see Schedule of Investments            $  14,708,961
      Cash                                                  1,969
      Interest receivable                                  29,511
      Deferred organization costs (Note A)                  8,195
      Prepaid expenses and other assets                       170
                                                    --------------
                                                       14,748,806
                                                    --------------
LIABILITIES
      Accrued expenses                                      5,854
      Payable to investment manager (Note B)                2,994
                                                    --------------
                                                            8,848
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  14,739,958
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  14,739,958
                                                    --------------
NET ASSETS                                          $  14,739,958
                                                    --------------
*Cost of investments                                $  14,708,961
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1998
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $   392,960
                                                    ------------
    Expenses:
      Investment management fee (Note B)                 17,515
      Custodian fees (Note B)                            12,988
      Accounting fees                                     5,000
      Amortization of deferred organization and
       initial offering expenses (Note A)                 2,213
      Trustees' fees and expenses                           282
      Legal fees                                            269
      Auditing fees                                         210
      Insurance expense                                     109
      Miscellaneous                                       1,092
                                                    ------------
        Total expenses                                   39,678
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                          (41)
                                                    ------------
        Total net expenses                               39,637
                                                    ------------
        Net investment income                           353,323
                                                    ------------
REALIZED LOSS ON INVESTMENTS
    Net realized loss on investment securities
     sold                                                   (18)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   353,305
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1998        December 31,
                                           (UNAUDITED)        1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    353,323    $    714,287
    Net realized loss on investments               (18)           (503)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                           353,305         713,784
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                3,553,468      13,060,386
    Reductions                              (3,039,561)    (13,453,486)
                                          -----------------------------
    Net increase (decrease) in net
     assets resulting from transactions
     in investors' beneficial interests        513,907        (393,100)
                                          -----------------------------
NET INCREASE IN NET ASSETS                     867,212         320,684
NET ASSETS:
    Beginning of period                     13,872,746      13,552,062
                                          -----------------------------
    End of period                         $ 14,739,958    $ 13,872,746
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Liquid Asset Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on a constant basis to maturity. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At June 30, 1998, the unamortized balance of such expenses amounted to $8,195.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("N&B Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of the Series' average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $41.

Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

NOTE C -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                                             Period
                                             Six                              from
                                            Months                           May 1,
                                            Ended                            1995(1)
                                             June                              to
                                             30,          Year Ended         December
                                             1998        December 31,        31,
                                            (UNAUDITED)  1997      1996       1995
                                            ---------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                         .57%(3)     .55%       .54%      .56%(3)
                                            ---------------------------------------
    Net Expenses                              .57%(3)     .55%       .54%      .55%(3)
                                            ---------------------------------------
    Net Investment Income                    5.04%(3)    5.05%      4.88%     5.31%(3)
                                            ---------------------------------------
Net Assets, End of Period (in millions)     $14.7       $13.9      $13.6     $32.2
                                            ---------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.